OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Deferred Performance Awards (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Performance Awards [Line Items]
Cash	£ 22	£ 19
Shares	20	18
Expenses charged in the year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	8	7
Shares	7	7
Deferred performance awards	15
Expenses charged in the year | Arising from awards in current year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	3
Shares	2
Deferred performance awards	5
Expenses charged in the year | Arising from awards in prior year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	5
Shares	5
Deferred performance awards	10
Expenses deferred to future periods
Disclosure Of Deferred Performance Awards [Line Items]
Cash	14	12
Shares	13	£ 11
Deferred performance awards	27
Expenses deferred to future periods | Arising from awards in current year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	7
Shares	6
Deferred performance awards	13
Expenses deferred to future periods | Arising from awards in prior year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	7
Shares	7
Deferred performance awards	£ 14